Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Ci2i Services, INC [Member]
Commitments and Contingencies

NOTE 7: COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company leases an office from Grader Properties, for $3,895, per month, through April 30, 2017. This office was partially subleased to OmniM2M for $3,000 per month till June 30, 2016. The office was sub-leased to Recordpointe USA Inc for $3,895 per month after June 30, 2016.

Rent expense for the six months ended June 30, 2017 and 2016 were $15,713 and $33,503, respectively. Rental income from the sublease for the six months ended June 30, 2017 and 2016 were $11,685 and $18,000, respectively.

NOTE 7: COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company leases an office from Grader Properties, for $3,895, per month, through April 30, 2017. This office was partially subleased to OmniM2M for $3,000 per month till June 30, 2016. The office is currently sub-leased to Recordpointe USA Inc for $3,895 per month.

Rent expense for the year ended December 31, 2016 and 2015 were $55,726 and $52,384, respectively. Rental income from the sublease for the years ended December 31, 2016 and 2015 were $49,160 ($31,160 from Recordpointe and $18,000 from OmniM2M) and $36,000, respectively.

Omnim2m, Inc [Member]
Commitments and Contingencies

NOTE 5: COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company subleases office space from Ci2i Services, Inc., a related party for $3,000 per month through April 2017, but no rental occurred in 2017. Rent expense for the six months ended June 30, 2017 and 2016, were $0 and $18,000, respectively. The last six months of 2016 and all of 2017 was rent-free as Ci2i subleased the office to another company, and the OmniM2M team was working remotely. OmniM2M expects to move into a new office in Bellevue in 2017.

NOTE 5: COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company subleases office space from Ci2i Services, Inc., a related party for $3,000 per month through April 2017. Rent expense for the years ended December 31, 2016 and 2015, were $18,000 and $36,000, respectively. The last six months of 2016 was rent-free as Ci2i subleased the office to another company, and the OmniM2M team was working remotely. OmniM2M expects to move into a new office in Bellevue in February 2017.